Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net cash generated from/(used in) operating activities	$ 13,764	$ 48,202	$ 85,533
Cash flows from investing activities
Net cash (used in) / generated from investing activities	(54,982)	(70,546)	(78,352)
Cash flows from financing activities
Net cash (used in) / generated from financing activities	5,030	333,268	2,487
Net (decrease) / increase in cash and cash equivalents	(36,188)	310,924	9,668
Cash and cash equivalents at beginning of year	404,275	93,906	81,906
Effect of exchange rates on cash and cash equivalents	(6,310)	(555)	2,332
Cash and cash equivalents at end of year	361,777	404,275	93,906
Xunlei Limited [Member]
Cash flows from operating activities
Net cash generated from/(used in) operating activities	(26,069)	(41,485)	4,708
Cash flows from investing activities
Net cash (used in) / generated from investing activities	3,812	(10,333)	(3,843)
Cash flows from financing activities
Net cash (used in) / generated from financing activities	4,975	332,412	(2,242)
Net (decrease) / increase in cash and cash equivalents	(17,282)	280,594	(1,377)
Cash and cash equivalents at beginning of year	$ 309,457	$ 28,863	$ 30,240
Effect of exchange rates on cash and cash equivalents
Cash and cash equivalents at end of year	$ 292,175	$ 309,457	$ 28,863